NOTE 16 - Financial instruments and risk management: Schedule of Depreciation of the USD against the relevant currency (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Depreciation of the USD against the relevant currency

For a 5% depreciation of the USD against the relevant currency, there would be an equal and opposite impact on the profit and other equity.

Linked Currency	As of December 31, 2024		As of December 31, 2023
	Net Assets	Net Impact	Net Assets	Net Impact
CAD	(716)	(36)	-	-
Euro	-	-	4	-
NIS	(15,037)	(752)	(4,631)	(232)